Derivative Instruments and Hedging Activities (Written Credit Derivatives and Purchased Credit Protection) (Details) In Billions																																																											12 Months Ended
	Mar. 31, 2011 Less Than 1 Year [Member] Single-Name Credit Default Swaps [Member] JPY (¥)	Mar. 31, 2011 Less Than 1 Year [Member] Single-Name Credit Default Swaps [Member] USD ($)	Mar. 31, 2010 Less Than 1 Year [Member] Single-Name Credit Default Swaps [Member] JPY (¥)	Mar. 31, 2011 Less Than 1 Year [Member] Credit Default Indices [Member] USD ($)	Mar. 31, 2011 Less Than 1 Year [Member] Credit Default Indices [Member] JPY (¥)	Mar. 31, 2010 Less Than 1 Year [Member] Credit Default Indices [Member] JPY (¥)	Mar. 31, 2011 Less Than 1 Year [Member] Other Credit-Risk Related Portfolio Products [Member] USD ($)	Mar. 31, 2011 Less Than 1 Year [Member] Other Credit-Risk Related Portfolio Products [Member] JPY (¥)	Mar. 31, 2010 Less Than 1 Year [Member] Other Credit-Risk Related Portfolio Products [Member] JPY (¥)	Mar. 31, 2011 Less Than 1 Year [Member] Credit-Risk Related Options and Swaptions [Member] USD ($)	Mar. 31, 2011 Less Than 1 Year [Member] Credit-Risk Related Options and Swaptions [Member] JPY (¥)	Mar. 31, 2010 Less Than 1 Year [Member] Credit-Risk Related Options and Swaptions [Member] JPY (¥)	Mar. 31, 2011 Less Than 1 Year [Member] Total [Member] JPY (¥)	Mar. 31, 2011 Less Than 1 Year [Member] Total [Member] USD ($)	Mar. 31, 2010 Less Than 1 Year [Member] Total [Member] JPY (¥)	Mar. 31, 2011 1 To 3 Years [Member] Single-Name Credit Default Swaps [Member] JPY (¥)	Mar. 31, 2011 1 To 3 Years [Member] Single-Name Credit Default Swaps [Member] USD ($)	Mar. 31, 2010 1 To 3 Years [Member] Single-Name Credit Default Swaps [Member] JPY (¥)	Mar. 31, 2011 1 To 3 Years [Member] Credit Default Indices [Member] JPY (¥)	Mar. 31, 2011 1 To 3 Years [Member] Credit Default Indices [Member] USD ($)	Mar. 31, 2010 1 To 3 Years [Member] Credit Default Indices [Member] JPY (¥)	Mar. 31, 2011 1 To 3 Years [Member] Other Credit-Risk Related Portfolio Products [Member] JPY (¥)	Mar. 31, 2011 1 To 3 Years [Member] Other Credit-Risk Related Portfolio Products [Member] USD ($)	Mar. 31, 2010 1 To 3 Years [Member] Other Credit-Risk Related Portfolio Products [Member] JPY (¥)	Mar. 31, 2011 1 To 3 Years [Member] Credit-Risk Related Options and Swaptions [Member] JPY (¥)	Mar. 31, 2010 1 To 3 Years [Member] Credit-Risk Related Options and Swaptions [Member] JPY (¥)	Mar. 31, 2011 1 To 3 Years [Member] Total [Member] USD ($)	Mar. 31, 2011 1 To 3 Years [Member] Total [Member] JPY (¥)	Mar. 31, 2010 1 To 3 Years [Member] Total [Member] JPY (¥)	Mar. 31, 2011 3 To 5 Years [Member] Single-Name Credit Default Swaps [Member] JPY (¥)	Mar. 31, 2011 3 To 5 Years [Member] Single-Name Credit Default Swaps [Member] USD ($)	Mar. 31, 2010 3 To 5 Years [Member] Single-Name Credit Default Swaps [Member] JPY (¥)	Mar. 31, 2011 3 To 5 Years [Member] Credit Default Indices [Member] USD ($)	Mar. 31, 2011 3 To 5 Years [Member] Credit Default Indices [Member] JPY (¥)	Mar. 31, 2010 3 To 5 Years [Member] Credit Default Indices [Member] JPY (¥)	Mar. 31, 2011 3 To 5 Years [Member] Other Credit-Risk Related Portfolio Products [Member] USD ($)	Mar. 31, 2011 3 To 5 Years [Member] Other Credit-Risk Related Portfolio Products [Member] JPY (¥)	Mar. 31, 2010 3 To 5 Years [Member] Other Credit-Risk Related Portfolio Products [Member] JPY (¥)	Mar. 31, 2011 3 To 5 Years [Member] Credit-Risk Related Options and Swaptions [Member] JPY (¥)	Mar. 31, 2011 3 To 5 Years [Member] Credit-Risk Related Options and Swaptions [Member] USD ($)	Mar. 31, 2010 3 To 5 Years [Member] Credit-Risk Related Options and Swaptions [Member] JPY (¥)	Mar. 31, 2011 3 To 5 Years [Member] Total [Member] USD ($)	Mar. 31, 2011 3 To 5 Years [Member] Total [Member] JPY (¥)	Mar. 31, 2010 3 To 5 Years [Member] Total [Member] JPY (¥)	Mar. 31, 2011 More than 5 Years [Member] Single-Name Credit Default Swaps [Member] JPY (¥)	Mar. 31, 2011 More than 5 Years [Member] Single-Name Credit Default Swaps [Member] USD ($)	Mar. 31, 2010 More than 5 Years [Member] Single-Name Credit Default Swaps [Member] JPY (¥)	Mar. 31, 2011 More than 5 Years [Member] Credit Default Indices [Member] JPY (¥)	Mar. 31, 2011 More than 5 Years [Member] Credit Default Indices [Member] USD ($)	Mar. 31, 2010 More than 5 Years [Member] Credit Default Indices [Member] JPY (¥)	Mar. 31, 2011 More than 5 Years [Member] Other Credit-Risk Related Portfolio Products [Member] USD ($)	Mar. 31, 2011 More than 5 Years [Member] Other Credit-Risk Related Portfolio Products [Member] JPY (¥)	Mar. 31, 2010 More than 5 Years [Member] Other Credit-Risk Related Portfolio Products [Member] JPY (¥)	Mar. 31, 2011 More than 5 Years [Member] Credit-Risk Related Options and Swaptions [Member] JPY (¥)	Mar. 31, 2010 More than 5 Years [Member] Credit-Risk Related Options and Swaptions [Member] JPY (¥)	Mar. 31, 2011 More than 5 Years [Member] Total [Member] USD ($)	Mar. 31, 2011 More than 5 Years [Member] Total [Member] JPY (¥)	Mar. 31, 2010 More than 5 Years [Member] Total [Member] JPY (¥)	Mar. 31, 2011 Single-Name Credit Default Swaps [Member] JPY (¥)		Mar. 31, 2011 Single-Name Credit Default Swaps [Member] USD ($)		Mar. 31, 2010 Single-Name Credit Default Swaps [Member] JPY (¥)		Mar. 31, 2011 Credit Default Indices [Member] JPY (¥)		Mar. 31, 2011 Credit Default Indices [Member] USD ($)		Mar. 31, 2010 Credit Default Indices [Member] JPY (¥)		Mar. 31, 2011 Other Credit-Risk Related Portfolio Products [Member] JPY (¥)		Mar. 31, 2011 Other Credit-Risk Related Portfolio Products [Member] USD ($)		Mar. 31, 2010 Other Credit-Risk Related Portfolio Products [Member] JPY (¥)		Mar. 31, 2011 Credit-Risk Related Options and Swaptions [Member] JPY (¥)		Mar. 31, 2011 Credit-Risk Related Options and Swaptions [Member] USD ($)		Mar. 31, 2010 Credit-Risk Related Options and Swaptions [Member] JPY (¥)		Mar. 31, 2011 Total [Member] JPY (¥)		Mar. 31, 2011 Total [Member] USD ($)		Mar. 31, 2010 Total [Member] JPY (¥)
Carrying value (Asset) / liability																																																											¥ 56.00	[1]	$ 0.68	[1]	¥ (377.00)	[1]	¥ 117.00	[1]	$ 1.41	[1]	¥ 174.00	[1]	¥ 19.00	[1]	$ 0.23	[1]	¥ 135.00	[1]		[1]		[1]		[1]	¥ 192.00	[1]	$ 2.32	[1]	¥ (68.00)	[1]
Total																																																											18,933.00		228.77		14,659.00		12,666.00		153.05		13,319.00		3,552.00		42.92		3,874.00		212.00		2.56		7.00		35,363.00		427.30		31,859.00
Maximum Potential Payout/Notional	2,082.00	25.16	104.00	9.74	806.00	51.00	2.98	247.00		0.05	4.00		3,139.00	37.93	155.00	8,416.00	101.69	3,249.00	4,372.00	52.83	1,801.00	2,421.00	29.25	566.00		5.00	183.77	15,209.00	5,621.00	6,953.00	84.01	5,741.00	75.82	6,275.00	4,693.00	8.42	696.00	1,856.00	208.00	2.51		170.76	14,132.00	12,290.00	1,482.00	17.91	5,565.00	1,213.00	14.66	6,774.00	2.27	188.00	1,452.00		2.00	34.84	2,883.00	13,793.00
Notional Purchased Credit Protection of credit derivatives																																																											¥ 17,020.00		$ 205.66		¥ 12,988.00		¥ 10,956.00		$ 132.38		¥ 11,837.00		¥ 2,143.00		$ 25.89		¥ 2,208.00		¥ 121.00		$ 1.46		¥ 5.00		¥ 30,240.00		$ 365.39		¥ 27,038.00

[1]	Carrying value amounts are shown on a gross basis prior to cash collateral or counterparty netting.